SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, current (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of fair value assumptions, current
Expected life of the Finders’ Warrants	2 years
Risk-free interest rate	2.64%
Expected dividend yield	Nil
Expected share price volatility	242%
Fair value at the date of transaction	$0.145

Schedule of fair value assumptions, current
Expected Life of the Finders’ Warrants	2 years
Risk-Free Interest Rate	0.16%
Expected Dividend Yield	Nil
Expected Stock Price Volatility	255%
Fair Value at the date of transaction	$0.45